Note 6 - Common Stock	9 Months Ended
Aug. 31, 2012
Notes
Note 6 - Common Stock

 NOTE 6 – COMMON STOCK

The Company is authorized to issue 75,000,000 shares of $0.001 par value common stock.  As of August 31, 2012 and November 30, 2011, there were 3,600,000 shares of common stock issued and outstanding.

During the fiscal year end November 30, 2011, the Company issued 3,600,000 shares of common stock at an average of $0.006 per share for total cash proceeds of $22,000.